Vanguard Total Stock Market Index Fund Expense Example - Investor Prospectus [Member] - Vanguard Total Stock Market Index Fund - Investor Shares	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77